Property, Plant and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
7. Property, Plant and Equipment

Property, plant and equipment consist of the following:

	December 31,
	2011	2010

Machinery and equipment	$1,098	$1,111
Computer equipment	70	734
Office equipment, furnishings, and improvements	187	142
Total	1,355	1,987
Accumulated depreciation	(1,193)	(1,950)
Total property, plant and equipment, net	$162	$37

Depreciation expense for the years ended December 31, 2011 and 2010 were $45 and $31, respectively and is included in the selling, marketing and general and administrative expense in the consolidated statements of operations and comprehensive income (loss).